Debt (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Future Principal on the Convertible Notes Payable

Future principal payments under the Loan as of December 31, 2018 are as follows:

2019	$8,700,670
2020	9,716,371
2021	896,412

Total future principal payments	19,313,453
Less unamortized debt discount	531,547

Total balance, balance sheet	$18,781,906

Convertible Notes Payable
Schedule of Future Principal on the Convertible Notes Payable

Future principal payments under the notes as of December 31, 2018 are as follows:

	MVIL	2018 New Investor Notes	Total
2021	77,357,333	50,000,000	127,357,333

Total future principal payments	77,357,333	50,000,000	127,357,333
Less unamortized debt discount	12,613,779	11,486,425	24,100,204

Total balance, balance sheet	$64,743,554	$38,513,575	$103,257,129